Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Contractual Obligations And Commitments [abstract]
Intangible assets	£ 9,727	£ 4,762
Property, plant and equipment	413	665
Investments	47	82
Purchase commitments	1,047	561
Pensions	163	238
Interest on loans	8,952	9,418
Future finance charges on leases	223	16
Total contractual obligations and commitments	£ 20,572	£ 15,742